March 28, 2008



Securities and Exchange Commission
450 Fifth Street Northwest
Washington, D.C.  20549-1004

RE: AEI NET LEASE INCOME & GROWTH FUND XIX LIMITED PARTNERSHIP
    FILE NO. 0-19838


TO WHOM IT MAY CONCERN:

        Pursuant to the requirements of the Securities Exchange Act of 1934, we are transmitting herewith the attached Form 10KSB for AEI NET LEASE INCOME & GROWTH FUND XIX LIMITED PARTNERSHIP Commission File number: 0-19838.


Sincerely,

AEI Fund Managment
Patrick W. Keene
Chief Financial Officer